Fixed deposits with financial institutions (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of fixed deposits with financial institutions
	2024	2023
	USD	USD

Fixed deposits with financial institutions	718,935	681,313